Intangible Assets - Schedule of Future Amortization, Intangible Assets Acquired in Acquisitions (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
2018	$ 1,489,727	$ 1,033,853
2019	1,285,344	895,720
2020	510,186	259,018
2021	102,386	99,367
2022	85,552	82,950
Thereafter	1,060,498	1,053,420
Total	4,533,693	3,424,328
Customer relationships
Finite-Lived Intangible Assets [Line Items]
2018	1,299,846	846,986
2019	1,123,588	733,603
2020	392,873	136,735
Total	$ 2,816,307	$ 1,717,324	$ 585,780
Intangible Assets, Weighted Average Useful Life	25 months	23 months
Permits, licenses and lease acquisition costs
Finite-Lived Intangible Assets [Line Items]
2018	$ 83,469	$ 77,950
2019	83,469	77,950
2020	83,469	77,950
2021	83,469	77,950
2022	83,469	77,950
Thereafter	1,060,498	1,053,420
Total	$ 1,477,843	$ 1,443,170	289,652
Intangible Assets, Weighted Average Useful Life	212 months	222 months
Noncompetition Agreements
Finite-Lived Intangible Assets [Line Items]
2018	$ 30,000	$ 29,000
2019	30,000	29,000
2020	30,000	29,000
2021	18,917	21,417
2022	2,083	5,000
Total	$ 111,000	$ 113,417	62,417
Intangible Assets, Weighted Average Useful Life	44 months	47 months
Trademarks and Trade Names
Finite-Lived Intangible Assets [Line Items]
2018	$ 27,500	$ 27,500
2019	2,292	9,167
Total	$ 29,792	$ 36,667
Intangible Assets, Weighted Average Useful Life	13 months	16 months
Technology
Finite-Lived Intangible Assets [Line Items]
2018	$ 45,995	$ 46,000
2019	45,995	46,000
2020	3,844	15,333
Total	$ 95,834	$ 107,333
Intangible Assets, Weighted Average Useful Life	25 months	28 months
Non-solicitation Agreements
Finite-Lived Intangible Assets [Line Items]
2018	$ 2,917	$ 6,417
Total	$ 2,917	$ 6,417	$ 20,416
Intangible Assets, Weighted Average Useful Life	3 months	6 months